Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Bunkers	$ 299,094	$ 2,346,431
Lubricants	1,600,793	1,544,716
Total	$ 1,899,887	$ 3,891,147